UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2012
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital LLC
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Address:   Two Greenwich Plaza
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-11152
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
           --------------------------------------------------
Title:     Managing Director, Portfolio Manager
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Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.     Greenwich, Connecticut          5/15/12
       --------------------------    ---------------------------     ---------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        55
                                               -------------

Form 13F Information Table Value Total:        $16,446,588
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
7 DAYS GROUP HLDGS LTD       ADR              81783J101   13,888  1,108,375 SH       SOLE                 1,108,375     0    0
ACCRETIVE HEALTH INC         COM              00438V103  176,984  8,862,492 SH       SOLE                 8,862,492     0    0
APPLE INC                    COM              037833100  754,800  1,258,944 SH       SOLE                 1,258,944     0    0
ARIBA INC                    COM NEW          04033V203   50,839  1,554,231 SH       SOLE                 1,554,231     0    0
AUTOZONE INC                 COM              053332102  395,781  1,064,500 SH       SOLE                 1,064,500     0    0
BANCO SANTANDER BRASIL S A   ADS REP 1 UNIT   05967A107  114,806 12,519,785 SH       SOLE                12,519,785     0    0
BARCLAYS BK PLC              IPTH S&P VIX NEW 06740C261   53,698  3,200,000 SH  PUT  SOLE                 3,200,000     0    0
BE AEROSPACE INC             COM              073302101  197,950  4,259,738 SH       SOLE                 4,259,738     0    0
CHINA LODGING GROUP LTD      SPONSORED ADR    16949N109   11,110    950,364 SH       SOLE                   950,364     0    0
COGNIZANT TECHNOLOGY SOLUTIO CL A             192446102  447,132  5,810,687 SH       SOLE                 5,810,687     0    0
CROWN CASTLE INTL CORP       COM              228227104  439,368  8,237,127 SH       SOLE                 8,237,127     0    0
CTRIP COM INTL LTD           AMERICAN DEP SHS 22943F100  113,401  5,240,339 SH       SOLE                 5,240,339     0    0
DISNEY WALT CO               COM DISNEY       254687106  257,987  5,892,808 SH       SOLE                 5,892,808     0    0
DOLLAR GEN CORP NEW          COM              256677105  621,237 13,446,688 SH       SOLE                13,446,688     0    0
EL PASO CORP                 COM              28336L109  934,838 31,635,809 SH       SOLE                31,635,809     0    0
EQUINIX INC                  COM NEW          29444U502  498,192  3,164,127 SH       SOLE                 3,164,127     0    0
EXPRESS SCRIPTS INC          COM              302182100  410,378  7,574,345 SH       SOLE                 7,574,345     0    0
FOSSIL INC                   COM              349882100  248,795  1,885,095 SH       SOLE                 1,885,095     0    0
GAP INC DEL                  COM              364760108  293,055 11,210,965 SH       SOLE                11,210,965     0    0
GOOGLE INC                   CL A             38259P508  838,301  1,307,312 SH       SOLE                 1,307,312     0    0
GRACE W R & CO DEL NEW       COM              38388F108  192,562  3,331,525 SH       SOLE                 3,331,525     0    0
GREEN MTN COFFEE ROASTERS IN COM              393122106  280,406  5,986,474 SH       SOLE                 5,986,474     0    0
INTEL CORP                   COM              458140100   26,569    945,000 SH  PUT  SOLE                   945,000     0    0
ISOFTSTONE HLDGS LTD         SPONSORED ADS    46489B108   46,391  5,253,739 SH       SOLE                 5,253,739     0    0
KINDER MORGAN INC DEL        COM              49456B101  163,856  4,239,475 SH       SOLE                 4,239,475     0    0
LAS VEGAS SANDS CORP         COM              517834107  465,345  8,083,114 SH       SOLE                 8,083,114     0    0
LAUDER ESTEE COS INC         CL A             518439104  195,956  3,163,643 SH       SOLE                 3,163,643     0    0
LIBERTY MEDIA CORPORATION    LIB CAP COM A    530322106  199,507  2,263,262 SH       SOLE                 2,263,262     0    0
LULULEMON ATHLETICA INC      COM              550021109  284,639  3,808,895 SH       SOLE                 3,808,895     0    0
MEDCO HEALTH SOLUTIONS INC   COM              58405U102   77,330  1,100,000 SH  CALL SOLE                 1,100,000     0    0
MICHAEL KORS HLDGS LTD       SHS              G60754101  245,059  5,259,900 SH       SOLE                 5,259,900     0    0
MONSANTO CO NEW              COM              61166W101  519,075  6,507,957 SH       SOLE                 6,507,957     0    0
NETEASE COM INC              SPONSORED ADR    64110W102  520,384  8,956,696 SH       SOLE                 8,956,696     0    0
NEW ORIENTAL ED & TECH GRP I SPON ADR         647581107  268,180  9,766,210 SH       SOLE                 9,766,210     0    0
OCEANEERING INTL INC         COM              675232102  404,051  7,497,700 SH       SOLE                 7,497,700     0    0
OWENS CORNING NEW            COM              690742101   89,597  2,486,720 SH       SOLE                 2,486,720     0    0
PRICELINE COM INC            COM NEW          741503403  775,681  1,081,089 SH       SOLE                 1,081,089     0    0
QUALCOMM INC                 COM              747525103  522,588  7,678,339 SH       SOLE                 7,678,339     0    0
RALPH LAUREN CORP            CL A             751212101  527,179  3,024,031 SH       SOLE                 3,024,031     0    0
ROSS STORES INC              COM              778296103  231,081  3,977,296 SH       SOLE                 3,977,296     0    0
SEARS HLDGS CORP             COM              812350106  121,443  1,833,100 SH  PUT  SOLE                 1,833,100     0    0
SENSATA TECHNOLOGIES HLDG BV SHS              N7902X106  197,962  5,912,845 SH       SOLE                 5,912,845     0    0
SPDR GOLD TRUST              GOLD SHS         78463V107  608,081  3,750,348 SH       SOLE                 3,750,348     0    0
TERADATA CORP DEL            COM              88076W103  492,599  7,228,162 SH       SOLE                 7,228,162     0    0
TRACTOR SUPPLY CO            COM              892356106   21,492    237,326 SH       SOLE                   237,326     0    0
TRANSDIGM GROUP INC          COM              893641100  385,696  3,331,859 SH       SOLE                 3,331,859     0    0
TRIPADVISOR INC              COM              896945201   66,546  1,865,613 SH       SOLE                 1,865,613     0    0
ULTA SALON COSMETCS & FRAG I COM              90384S303  123,568  1,330,266 SH       SOLE                 1,330,266     0    0
V F CORP                     COM              918204108  192,803  1,320,750 SH       SOLE                 1,320,750     0    0
VANCEINFO TECHNOLOGIES INC   ADR              921564100   91,717  7,617,690 SH       SOLE                 7,617,690     0    0
VISA INC                     COM CL A         92826C839  535,294  4,536,386 SH       SOLE                 4,536,386     0    0
WABCO HLDGS INC              COM              92927K102  252,222  4,170,336 SH       SOLE                 4,170,336     0    0
WEYERHAEUSER CO              COM              962166104   47,566  2,170,000 SH  PUT  SOLE                 2,170,000     0    0
WYNDHAM WORLDWIDE CORP       COM              98310W108  314,806  6,768,567 SH       SOLE                 6,768,567     0    0
WYNN RESORTS LTD             COM              983134107   86,817    695,207 SH       SOLE                   695,207     0    0
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